UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02258

Eaton Vance Series Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston as of July 31, 2007 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2007, the value of the Fund’s investment in the Portfolio was $1,873,839,647 and the Fund owned approximately 93.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Boston Income Portfolio                                                                                                                          as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 9.9% (1)

	Principal
Security	Amount	Value
Aerospace — 0.2%
Hawker Beechcraft Acquisition, Term Loan, 5.26%, Maturing 3/26/14	$369,787	$352,685
Hawker Beechcraft Acquisition, Term Loan, 7.36%, Maturing 3/26/14	4,359,287	4,157,670
		$4,510,355
Broadcasting — 0.7%
HIT Entertainment, Inc., Term Loan, 10.86%, Maturing 2/5/13	$13,910,000	$13,765,100
		$13,765,100
Building Materials — 0.6%
PLY GEM Industries, Inc., Term Loan, 8.11%, Maturing 8/15/11	$12,981,158	$12,288,834
PLY GEM Industries, Inc., Term Loan, 8.11%, Maturing 8/15/11	485,080	459,209
		$12,748,043
Capital Goods — 0.3%
Dresser, Inc., Term Loan, 7.86%, Maturing 5/4/14	$4,240,000	$4,103,260
Dresser, Inc., Term Loan, 11.11%, Maturing 5/4/15	2,120,000	2,014,000
		$6,117,260
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 7.60%, Maturing 5/25/13	$3,221,925	$3,125,267
		$3,125,267
Diversified Media — 1.3%
Nielsen Finance, LLC, Term Loan, 7.36%, Maturing 8/9/13	$26,797,500	$26,143,266
		$26,143,266
Energy — 0.6%
SandRidge Energy, Inc., Term Loan, 8.63%, Maturing 4/1/13	$11,760,000	$11,524,800
		$11,524,800
Gaming — 1.0%
BLB Worldwide Holdings, Term Loan, 9.63%, Maturing 6/30/12	$8,520,000	$8,525,325
Cannery Casino Resorts LLC, Term Loan, 9.61%, Maturing 5/18/14	3,220,000	3,123,400
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	9,600,000	9,480,000
		$21,128,725
Healthcare — 1.0%
Advanced Medical Optics, Inc., Term Loan, 7.10%, Maturing 4/2/14	$2,593,500	$2,531,904
HCA, Inc., Term Loan, 7.61%, Maturing 11/18/13	16,119,000	15,589,765
IM US Holdings, LLC, Term Loan, 9.59%, Maturing 6/26/15	1,090,000	1,062,750
		$19,184,419

Homebuilders/Real Estate — 0.6%
Realogy Corp., Term Loan, 8.32%. Maturing 9/1/14	$2,810,606	$2,652,006
Realogy Corp., Term Loan, 8.35%. Maturing 9/1/14	10,439,394	9,850,309
		$12,502,315
Insurance — 0.1%
U.S.I. Holdings Corp., Term Loan, 8.11%, Maturing 5/4/14	$2,650,000	$2,517,500
		$2,517,500
Publishing/Printing — 0.3%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$5,104,060	$5,158,290
		$5,158,290
Restaurants — 0.1%
OSI Restaurant Partners, LLC, Term Loan, 7.63%, Maturing 5/9/14	$2,450,752	$2,342,919
OSI Restaurant Partners, LLC, Term Loan, 7.88%, Maturing 5/9/13	199,248	190,481
		$2,533,400
Services — 1.4%
Adesa, Inc., Term Loan, 7.61%, Maturing 10/18/13	$10,600,000	$9,785,125
Neff Rental, Inc., Term Loan, 8.90%, Maturing 5/31/13	2,730,000	2,596,912
Rental Service Corp., Term Loan, 8.86%, Maturing 11/30/13	3,231,113	3,214,958
Sabre, Inc., Term Loan, 7.61%, Maturing 9/30/14	13,906,567	12,754,311
		$28,351,306
Super Retail — 0.9%
Claire’s Stores, Inc., Term Loan, 8.11%, Maturing 5/24/14	$13,440,000	$12,275,195
Michaels Stores, Inc., Term Loan, 7.63%, Maturing 10/13/13	5,360,000	5,030,864
		$17,306,059
Telecommunications — 0.6%
Intelsat Bermuda, Ltd., Term Loan, 7.86%, Maturing 2/1/14	$4,400,000	$4,299,038
Level 3 Communications, Inc., Term Loan, 7.61%, Maturing 3/13/14	8,010,000	7,702,953
		$12,001,991
Total Senior, Floating Rate Interests (identified cost $206,445,189)		$198,618,096

Corporate Bonds & Notes — 78.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.5%
Alion Science and Technologies, Sr. Notes, 10.25%, 2/1/15 (2)	$5,765	$5,563,225
Bombardier, Inc., 8.00%, 11/15/14 (2)	2,620	2,606,900

DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	$1,440	$1,389,600
		$9,559,725
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,515	$1,485,230
		$1,485,230
Automotive & Auto Parts — 6.0%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$4,135	$4,238,375
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (2)	2,425	2,485,625
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	2,965	2,683,325
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,665,000
Ford Motor Credit Co., 6.625%, 6/16/08	4,060	4,034,089
Ford Motor Credit Co., 7.375%, 10/28/09	14,920	14,411,243
Ford Motor Credit Co., 7.875%, 6/15/10	7,085	6,779,481
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	315	319,240
General Motors Acceptance Corp., 5.125%, 5/9/08	3,555	3,480,807
General Motors Acceptance Corp., 5.85%, 1/14/09	1,815	1,754,898
General Motors Acceptance Corp., 6.375%, 5/1/08	42,665	42,131,687
General Motors Acceptance Corp., 6.61%, 5/15/09	4,555	4,382,712
General Motors Acceptance Corp., 7.00%, 2/1/12	710	664,348
General Motors Acceptance Corp., 7.75%, 1/19/10	6,640	6,471,895
General Motors Acceptance Corp., 8.00%, 11/1/31	8,405	7,913,240
Goodyear Tire and Rubber Co., Sr. Notes, Variable Rate, 9.135%, 12/1/09 (2)	3,740	3,740,000
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	7,195	7,698,650
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	4,385	4,406,925
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,932,900
Venture Holding Trust, Sr. Notes, 9.50%, 1/1/08 (3)	3,683	18,415
		$121,212,855
Broadcasting — 0.9%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (2)	$2,855	$2,940,650
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (2)	10,985	12,028,575
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	3,425	3,288,000
		$18,257,225
Building Materials — 2.0%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	$415	$421,225
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	5,711	5,668,167
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	1,008,425
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,520	2,507,400
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	16,315	14,112,475
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009) 3/1/14	7,735	4,757,025

Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (2)	$10,595	$10,330,125
PLY GEM Industries, Inc., 9.00%, 2/15/12	1,200	963,000
		$39,767,842
Cable/Satellite TV — 5.0%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	$3,475	$3,257,812
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.82%, 4/1/09	11,295	11,407,950
CCH I Holdings, LLC, 11.75%, 5/15/14	6,880	6,604,800
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	5,965	5,994,825
CCH II, LLC/CCH II Capital Co., Sr. Notes, 10.25%, 9/15/10	5,655	5,768,100
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	18,909,975
CSC Holdings, Inc., 6.75%, 4/15/12	3,025	2,760,312
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	2,495	2,495,000
CSC Holdings, Inc., Sr. Notes, 7.25%, 7/15/08	3,765	3,769,706
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,037
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	5,155	5,155,000
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	3,215	3,094,437
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	19,735	20,475,062
Kabel Deutschland GmbH, 10.625%, 7/1/14	4,005	4,165,200
Mediacom Broadband Corp., LLC, Sr. Notes, 8.50%, 10/15/15 (2)	4,060	3,897,600
National Cable, PLC, 8.75%, 4/15/14	2,575	2,587,875
		$100,358,691
Capital Goods — 1.1%
American Railcar Industry, 7.50%, 3/1/14	$3,895	$3,817,100
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,700,125
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (2)	3,010	2,964,850
ESCO Corp., Sr. Notes, Variable Rate, 9.235%, 12/15/13 (2)	3,010	2,912,175
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	805,350
RBS Global & Rexnord Corp., 9.50%, 8/1/14	3,775	3,661,750
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,316,450
		$23,177,800
Chemicals — 1.7%
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$8,387	$8,806,350
Ineos Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16 (2)	8,430	7,755,600
MacDermid, Inc., Sr. Sub. Notes, 9.50%, 4/15/17 (2)	2,625	2,401,875
Mosaic Co., Sr. Notes, 7.375%, 12/1/14 (2)	2,615	2,615,000
Mosaic Co., Sr. Notes, 7.625%, 12/1/16 (2)	850	858,500
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.484%, 11/15/13	3,525	3,454,500
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (2)	8,030	7,909,550
		$33,801,375

Consumer Products — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,165	$4,674,325
Revlon Consumer Products Corp., Sr. Sub. Notes, 8.625%, 2/1/08	5,970	5,626,725
		$10,301,050
Containers — 1.2%
Berry Plastics Holding Corp., 8.875%, 9/15/14	$8,260	$7,970,900
Berry Plastics Holding Corp., Variable Rate, 9.235%, 9/15/14	2,200	2,123,000
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,160	4,669,800
Pliant Corp. (PIK), 11.85%, 6/15/09 (5)	8,409	8,830,963
		$23,594,663
Diversified Financial Services — 0.8%
Residential Capital LLC, Sub. Notes, Variable Rate, 7.69%, 4/17/09 (2)	$16,025	$15,487,361
		$15,487,361
Diversified Media — 1.8%
Affinion Group, Inc., 10.125%, 10/15/13	$1,800	$1,818,000
Affinion Group, Inc., 11.50%, 10/15/15	2,520	2,545,200
CanWest Media, Inc., 8.00%, 9/15/12	19,247	18,572,919
LBI Media, Inc., 10.125%, 7/15/12	3,025	3,183,812
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	3,037,800
Nielsen Finance LLC, 10.00%, 8/1/14 (1)	6,960	7,064,400
		$36,222,131
Energy — 6.5%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,875	$1,804,687
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	8,225	8,183,875
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	2,625	2,493,750
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,095	3,685,500
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	8,203,380
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	1,240	1,246,200
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,120	1,080,800
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,800	4,208,462
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,583,775
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	6,735	6,297,225
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (2)	4,425	4,425,000
Opti Canada, Inc., 7.875%, 12/15/14	4,010	3,949,850
Opti Canada, Inc., 8.25%, 12/15/14 (2)	3,735	3,753,675
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,533,656
Petrohawk Energy Corp., 9.125%, 7/15/13	15,010	15,535,350
Petroplus Finance, Ltd., 6.75%, 5/1/14 (2)	955	876,212
Petroplus Finance, Ltd., 7.00%, 5/1/17 (2)	4,725	4,335,187
Plains Exploration & Production Co., 7.00%, 3/15/17	5,575	5,003,562
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,975	3,706,687

Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	$3,459	$3,554,122
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (2)	10,225	10,122,750
SESI, LLC, 6.875%, 6/1/14	1,150	1,075,250
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,740,182
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (2)	6,050	6,261,750
United Refining Co., Sr. Notes, 10.50%, 8/15/12	12,880	13,073,200
United Refining Co., Sr. Notes, 10.50%, 8/15/12	7,655	7,769,825
Verasun Energy Corp., 9.875%, 12/15/12	1,900	1,961,750
		$130,465,662
Entertainment/Film — 0.6%
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	$13,550	$11,585,250
		$11,585,250
Environmental — 0.4%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$$7,240	$7,384,800
		$7,384,800
Food & Drug Retail — 2.3%
Rite Aid Corp., 6.125%, 12/15/08	$21,275	$20,902,687
Rite Aid Corp., 8.625%, 3/1/15	3,305	2,858,825
Rite Aid Corp., 9.50%, 6/15/17	25,890	23,042,100
		$46,803,612
Food/Beverage/Tobacco — 0.9%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$9,285	$8,588,625
Dole Food Co., Inc., 7.25%, 6/15/10	7,785	7,181,662
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	1,745	1,692,650
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	1,505	1,497,475
		$18,960,412
Gaming — 8.1%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	$7,855	$7,344,425
CCM Merger, Inc., 8.00%, 8/1/13 (2)	4,915	4,865,850
Chukchansi EDA, Sr. Notes, Variable Rate, 8.859%, 11/15/12 (2)	5,045	5,095,450
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	733	703,351
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15 (2)	19,830	17,202,525
Galaxy Entertainment Finance, 9.875%, 12/15/12 (2)	9,105	9,776,494
Galaxy Entertainment Finance, Variable Rate, 10.409%, 12/15/10 (2)	7,940	8,337,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (2)	3,645	3,754,350
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	9,365	9,973,725
Las Vegas Sands Corp., 6.375%, 2/15/15	645	596,625
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (2)	3,390	2,491,650
Majestic Star Casino, LLC, 9.50%, 10/15/10	5,315	5,394,725
MGM Mirage, Inc., 7.50%, 6/1/16	6,590	6,161,650
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,314,812

OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	$8,790	$8,833,950
Pinnacle Entertainment Inc., Sr. Sub. Notes, 7.50%, 6/15/15	5,855	5,415,875
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (2)	2,330	2,504,750
San Pasqual Casino, 8.00%, 9/15/13 (2)	5,620	5,605,950
Seminole Hard Rock Entertainment, Variable Rate, 7.86%, 3/15/14 (2)	3,875	3,816,875
Station Casinos, Inc., 7.75%, 8/15/16	2,415	2,276,137
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,800	1,656,000
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	24,460	20,729,850
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (2)	9,455	9,502,275
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (2)	1,470	1,492,050
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (2)	10,698	10,965,450
Wynn Las Vegas, LLC/Corp., 6.625%, 12/1/14	5,890	5,492,425
		$162,304,219
Healthcare — 5.1%
Accellent, Inc., 10.50%, 12/1/13	$3,795	$3,662,175
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,553,800
HCA, Inc., 7.875%, 2/1/11	3,240	3,118,565
HCA, Inc., 8.75%, 9/1/10	25,085	24,457,875
HCA, Inc., 9.125%, 11/15/14 (2)	7,565	7,489,350
HCA, Inc., 9.25%, 11/15/16 (2)	12,280	12,218,600
Iasis Healthcare, 8.75%, 6/15/14	2,620	2,528,300
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (2)	10,495	10,337,575
National Mentor Holdings, Inc., Sr. Sub. Notes, 11.25%, 7/1/14	4,365	4,626,900
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,592,875
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	3,040	2,781,600
Universal Hospital Service, Inc. (PIK), 8.50%, 6/1/15	1,555	1,411,162
Universal Hospital Service, Inc., Variable Rate, 8.759%, 6/1/15	1,555	1,457,812
US Oncology, Inc., 9.00%, 8/15/12	5,370	5,370,000
US Oncology, Inc., 10.75%, 8/15/14	8,635	8,764,525
Varietal Distribution Merger, Inc., Sr. Notes (PIK), 10.25%, 7/15/15	1,635	1,540,987
Viant Holdings, Inc., 10.125%, 7/15/17	1,583	1,495,935
		$102,408,036
Homebuilders/Real Estate — 0.5%
Realogy Corp., 10.50%, Term Loan 4/15/14 (2)	$9,370	$8,690,675
Stanley-Martin Co., 9.75%, 8/15/15	1,415	1,025,875
		$9,716,550
Hotels — 0.2%
Host Hotels & Resorts L.P., Sr. Notes, 6.875%, 11/1/14	$3,705	$3,593,850
		$3,593,850

Leisure — 2.5%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (2)	$4,459	$4,480,908
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (2)	3,635	3,798,575
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.07%, 4/1/12 (2)	6,665	6,781,638
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	19,155	20,160,638
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.116%, 5/1/10	14,350	14,493,500
		$49,715,259
Metals/Mining — 2.2%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14 (2)	$ 6,225	$5,851,500
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16 (2)	13,290	11,961,000
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	2,155	2,208,875
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (2)	10,135	11,655,250
FMG Finance PTY, Ltd., Variable Rate, 9.36%, 9/1/11 (2)	4,130	4,336,500
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15	8,170	8,231,275
		$44,244,400
Paper — 1.2%
Abitibi-Consolidated Finance, 7.875%, 8/1/09	$3,880	$3,715,100
Georgia-Pacific Corp., 9.50%, 12/1/11	2,970	3,059,100
Jefferson Smurfit Corp., 7.50%, 6/1/13	1,555	1,465,588
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	1,025	1,076,250
NewPage Corp., 10.00%, 5/1/12	9,320	9,553,000
NewPage Corp., Variable Rate, 11.61%, 5/1/12	2,585	2,778,875
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	3,095	2,901,563
		$24,549,476
Publishing/Printing — 1.5%
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$2,125	$2,130,313
Clarke American Corp., Sr. Notes, 9.50%, 5/15/15 (2)	2,250	2,064,375
Deluxe Corp., Sr. Notes, 7.375%, 6/1/15 (2)	2,330	2,283,400
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	6,262	6,606,410
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16 (2)	4,445	4,233,863
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,815	1,533,675
Reader’s Digest Association, Sr. Sub. Notes, 9.00%, 2/15/17 (2)	13,165	11,321,900
		$30,173,936
Railroad — 1.0%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14 (2)	$2,350	$2,285,375
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13 (2)	6,985	7,002,463
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,780	1,835,625
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	8,830	9,359,800
		$20,483,263

Restaurants — 0.7%
El Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$7,013,650
NPC International, Inc., 9.50%, 5/1/14	8,210	7,594,250
		$14,607,900
Services — 4.8%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15 (2)	$8,080	$7,655,800
Aramark Corp., Sr. Notes, Variable Rate, 8.856%, 2/1/15 (2)	7,255	6,783,425
Education Management, LLC, 8.75%, 6/1/14	5,215	5,215,000
Education Management, LLC, 10.25%, 6/1/16	10,355	10,355,000
Hertz Corp., 8.875%, 1/1/14	6,655	6,688,275
Kar Holdings, Inc., Sr. Notes,, 9.36%, 5/1/14 (2)	2,805	2,538,525
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (2)	4,315	4,552,325
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,861,500
Neff Corp., Sr. Notes, 10.00%, 6/1/15 (2)	1,965	1,817,625
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	6,950,163
Rental Service Corp., 9.50%, 12/1/14 (2)	715	700,700
Sabre Holdings Corp., 8.35%, 3/15/16	2,620	2,187,700
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12 (5)	12,217	12,769,826
Travelport, LLC, 9.875%, 9/1/14 (2)	10,405	10,613,100
West Corp., 9.50%, 10/15/14	14,400	14,112,000
West Corp., 11.00%, 10/15/16	1,875	1,875,000
		$97,675,964
Steel — 0.7%
AK Steel Corp., 7.875%, 2/15/09	$845	$849,225
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	3,829	4,176,440
RathGibson, Inc., 11.25%, 2/15/14	8,245	8,533,575
		$13,559,240
Super Retail — 6.0%
AutoNation, Inc., Variable Rate, 7.56%, 4/15/13	$2,540	$2,374,900
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	17,065	15,443,825
GameStop Corp., 8.00%, 10/1/12	30,160	30,650,100
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 9.796%, 3/15/14 (2)	7,470	6,984,450
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15 (2)	7,470	7,096,500
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14 (2)	9,335	9,101,625
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16 (2)	8,915	8,647,550
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,615	5,881,713
Neiman Marcus Group, Inc., 10.375%, 10/15/15	22,825	24,137,438
Toys “R” Us, 7.375%, 10/15/18	4,435	3,370,600
Yankee Acquisition Corp., 8.50%, 2/15/15	7,545	6,979,125
		$120,667,826

Technology — 1.8%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$6,485	$5,723,013
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	2,180	1,997,425
Avago Technologies Finance, 11.875%, 12/1/15	2,330	2,563,000
Avago Technologies Finance, Variable Rate, 10.125%, 12/1/13	3,260	3,390,400
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.151%, 2/1/15	2,250	2,334,375
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	5,670	5,266,013
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15 (2)	1,155	1,120,350
SunGard Data Systems, Inc., Variable Rate, 9.125%, 8/15/13	13,255	13,387,550
		$35,782,126
Telecommunications — 4.3%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$5,490	$5,785,088
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15 (2)	8,590	7,924,275
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (2)	10,420	9,612,509
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (2)	5,375	5,455,625
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	6,130	6,283,250
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	7,020	6,879,600
iPCS, Inc., Variable Rate, 7.485%, 5/1/13 (2)	2,615	2,536,550
IWO Holdings, Inc., 14.00%, 1/15/11 (3)	5,600	0
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17 (2)	8,765	8,107,625
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14	4,665	4,478,400
Qwest Capital Funding, Inc., 7.00%, 8/3/09	3,915	3,875,850
Qwest Capital Funding, Inc., 7.90%, 8/15/10	3,583	3,556,128
Qwest Communications International, Inc., 7.50%, 2/15/14	11,465	11,063,725
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	1,145	1,139,275
Qwest Corp., 8.875%, 3/15/12	1,140	1,204,125
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,447,500
Qwest Corp., Sr. Notes, Variable Rate, 8.61%, 6/15/13	1,080	1,123,200
U.S. West Communications, Debs., 7.20%, 11/10/26	670	616,400
Windstream Corp., 8.125%, 8/1/13	3,595	3,653,419
		$86,742,544
Textiles/Apparel — 1.8%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$10,245	$9,937,650
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	2,735	2,776,025
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	11,218	11,386,270
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	6,475	6,377,875
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	620	620,000
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,060,000
Quiksilver, Inc., 6.875%, 4/15/15	1,265	1,125,850
		$36,283,670

Transportation Ex Air/Rail — 0.3%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$2,583	$2,576,543
Horizon Lines, LLC, 9.00%, 11/1/12	3,787	4,042,623
		$6,619,166
Utilities — 3.9%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (2)	$3,555	$3,759,413
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	328,440
AES Corp., Sr. Notes, 9.00%, 5/15/15 (2)	1,890	1,998,675
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,694	2,866,474
Dynegy Holdings, Inc., 7.75%, 6/1/19 (2)	7,825	6,807,750
Dynegy Holdings, Inc., 8.375%, 5/1/16	7,340	6,862,900
Edison Mission Energy, 7.50%, 6/15/13	3,895	3,778,150
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17 (2)	5,880	5,336,100
Intergen, 9.00%, 6/30/17 (2)	6,600	6,534,000
NGC Corp., 7.625%, 10/15/26	7,090	5,849,250
NRG Energy, Inc., 7.25%, 2/1/14	2,520	2,438,100
NRG Energy, Inc., 7.375%, 1/15/17	7,580	7,333,650
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,380	2,302,650
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	15,461,650
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	753,600
Reliant Energy, Inc., Sr. Notes, 7.875%, 6/15/17	7,425	7,090,875
		$79,501,677
Total Corporate Bonds & Notes (identified cost $1,625,097,342)		$1,587,054,786

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35 (2)	$5,745	$6,448,763
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	830	705,500
Total Convertible Bonds (identified cost, $6,632,144)		$7,154,263

Common Stocks — 1.5%

Security	Shares	Value
Cable/Satellite TV — 0.5%
Time Warner Cable, Inc., Class A (4)	276,031	$10,549,905
		$10,549,905

Containers — 0.3%
Greif, Inc.	102,800	$5,654,000
		$5,654,000
Gaming — 0.4%
Fontainebleau Equity Holdings, Class A (5)(6)	301,724	$3,620,688
Shreveport Gaming Holdings, Inc. (4)(5)	4,453	75,701
Trump Entertainment Resorts, Inc. (4)	538,544	3,608,245
		$7,304,634
Healthcare — 0.3%
Universal Health Services, Inc., Class B	115,000	$6,030,600
		$6,030,600
Leisure — 0.0%
HRP, Class B (2)(4)(5)	3,730	$37
		$37
Super Retail — 0.0%
GNC Acquisition Holdings, Class A (6)	204,221	$1,021,105
		$1,021,105
Total Common Stocks (identified cost $16,472,062)		$30,560,281

Convertible Preferred Stocks — 1.1%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	91,533	$9,262,224
Chesapeake Energy Corp., 5.00% (2)	21,939	2,394,094
		$11,656,318
Telecommunications — 0.5%
Crown Castle International Corp., (PIK)	174,523	$10,078,703
		$10,078,703
Total Convertible Preferred Stocks (identified cost $18,925,492)		$21,735,021

Preferred Stocks — 0.4%

Security	Shares	Value
Gaming — 0.4%
Fontainbleau Resorts (PIK) (5)(6)	7,010	$7,010,000
		$7,010,000

Super Retail — 0.0%
GNC Acquisition Holdings (6)	69,779	$348,895
		$348,895
Total Preferred Stocks (identified cost $7,358,895)		$7,358,895

Miscellaneous — 0.3%

Security	Shares	Value
Cable/Satellite TV — 0.3%
Adelphia Recovery Trust (4)	14,818,854	$1,407,791
Adelphia, Inc., Escrow Certificate (4)	10,260,000	3,334,500
Adelphia, Inc., Escrow Certificate (4)	5,085,000	1,658,981
		$6,401,272
Utilities — 0.0%
Mirant Corp., Escrow Certificate (4)	2,205,000	$153,689
Mirant Corp., Escrow Certificate (4)(6)	4,900,000	289,590
		$443,279
Total Miscellaneous (identified cost $13,800,475)		$6,844,551

Warrants — 0.1%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (6)	6,338	$38,027
		$38,027
Telecommunications — 0.1%
American Tower Corp., Exp. 8/1/08 (2)(4)	4,825	$2,850,127
		$2,850,127
Total Warrants (identified cost $505,959)		$2,888,154

Short-Term Investments — 4.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (7)	$95,028	$95,028,144
Total Short-Term Investments (identified cost, $95,028,144)		$95,028,144
Total Investments — 97.3% (identified cost $1,997,507,079)		$1,957,242,191
Other Assets, Less Liabilities — 2.7%		$55,152,934
Net Assets — 100.0%		$2,012,395,125

PIK	—	Payment In Kind.
Note:

The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $12,970,000 as of July 31, 2007.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $463,197,744 or 23.0% of the Fund’s net assets.

(3)		Defaulted security.
(4)		Non-income producing security.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)		Restricted security.
(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $1,523,489.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,000,580,036
Gross unrealized appreciation	$36,426,621
Gross unrealized depreciation	(79,764,466)
Net unrealized depreciation	$(43,337,845)

Restricted Securities

At July 31, 2007, the Portfolio owned the following securities (representing less than 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Value
Common Stocks and Warrants
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895	$348,895
GNC Acquisition Holdings, Class A	3/15/07	204,221	1,021,105	$1,021,105
Fontainbleau Equity Holdings, Class A	6/4/07	301,724	3,620,688	$3,620,688
Fontainbleau Resorts (PIK), Preferred	6/5/07	7,010	7,010,000	$7,010,000
Mirant Corp., Escrow Certificate	1/05/06	4,900,000	$0	$289,590
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/08/99	6,338	0	$38,027
			$12,000,688	$12,328,305

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying securities.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	General Motors Corp.	Sell	6,800	4.65%	9/20/2010	(332,958)
	Levi Strauss & Co.	Sell	6,800	3.90	9/20/2012	(333,732)
	TJX Cos, Inc.	Buy	6,800	0.58	9/20/2012	(10,604)
Morgan Stanley Capital Services, Inc.	Aramark Swap	Sell	6,800	4.82	9/20/2012	(51,944)
	CDX Swap	Buy	47,560	2.75	6/20/2012	4,164,216
	General Motors Corp.	Sell	3,400	6.50	9/20/2008	18,072
Goldman Sachs Capital Markets L.P.	General Motors Corp	Sell	3,400	7.25	9/20/2010	52,799
						$3,505,849

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 21, 2007